ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	$ 34,016		$ 25,554		$ 26,391
Other comprehensive income (loss)	261		879		148
Issue of equity	11	[1]	763	[2],[3]	13	[4]
Ending balance	29,853		34,016		25,554
Limited Partners | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	676		481
Other comprehensive income (loss)	102		219
Issue of equity			(5)
Other items			(19)
Ending balance	778		676		481
Limited Partners | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	903		774
Other comprehensive income (loss)	264		144
Issue of equity			(15)
Other items			0
Ending balance	1,167		903		774
Limited Partners | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(1,515)		(1,741)
Other comprehensive income (loss)	(419)		190
Issue of equity			36
Other items			0
Ending balance	(1,934)		(1,515)		(1,741)
Limited Partners | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	101		115
Other comprehensive income (loss)	23		(12)
Issue of equity			(2)
Other items			0
Ending balance	124		101		115
Limited Partners | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	36		87
Other comprehensive income (loss)	17		(48)
Issue of equity			(3)
Other items			0
Ending balance	53		36		87
Limited Partners | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	122		125
Other comprehensive income (loss)	0		0
Issue of equity			(3)
Other items			0
Ending balance	122		122		125
Limited Partners | Unrealized Actuarial (Losses) Gains
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(1)		3
Other comprehensive income (loss)	6		(3)
Issue of equity			(1)
Other items			0
Ending balance	5		(1)		3
Limited Partners | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	1,030		1,118
Other comprehensive income (loss)	211		(52)
Issue of equity			(17)
Other items			(19)
Ending balance	1,241		1,030		1,118
General Partner
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	28		27		31
Other comprehensive income (loss)	1		2
Ending balance	27		28		27
General Partner | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	4		2
Other comprehensive income (loss)	1		2
Issue of equity			0
Ending balance	5		4		2
General Partner | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	5		4
Other comprehensive income (loss)	1		1
Issue of equity			0
Ending balance	6		5		4
General Partner | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(9)		(9)
Other comprehensive income (loss)	(2)		1
Issue of equity			(1)
Ending balance	(11)		(9)		(9)
General Partner | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	1		0
Other comprehensive income (loss)	0		0
Issue of equity			1
Ending balance	1		1		0
General Partner | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	0		0
Other comprehensive income (loss)	0		0
Issue of equity			0
Ending balance	0		0		0
General Partner | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	1		1
Other comprehensive income (loss)	0		0
Issue of equity			0
Ending balance	1		1		1
General Partner | Unrealized Actuarial (Losses) Gains
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	0		0
Other comprehensive income (loss)	0		0
Issue of equity			0
Ending balance	0		0		0
General Partner | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	6		6
Other comprehensive income (loss)	2		0
Issue of equity			0
Ending balance	8		6		6
Non-controlling Interest - Redeemable Partnership Units
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	2,190		2,263		2,408
Other comprehensive income (loss)	42		90		107
Ending balance	1,926		2,190		2,263
Non-controlling Interest - Redeemable Partnership Units | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	277		210
Other comprehensive income (loss)	42		90
Issue of equity			(14)
Other items			(9)
Ending balance	319		277		210
Non-controlling Interest - Redeemable Partnership Units | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	372		326
Other comprehensive income (loss)	109		60
Issue of equity			(14)
Other items			0
Ending balance	481		372		326
Non-controlling Interest - Redeemable Partnership Units | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(624)		(726)
Other comprehensive income (loss)	(173)		79
Issue of equity			23
Other items			0
Ending balance	(797)		(624)		(726)
Non-controlling Interest - Redeemable Partnership Units | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	41		49
Other comprehensive income (loss)	9		(6)
Issue of equity			(2)
Other items			0
Ending balance	50		41		49
Non-controlling Interest - Redeemable Partnership Units | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	15		36
Other comprehensive income (loss)	7		(20)
Issue of equity			(1)
Other items			0
Ending balance	22		15		36
Non-controlling Interest - Redeemable Partnership Units | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	50		53
Other comprehensive income (loss)	0		0
Issue of equity			(3)
Other items			0
Ending balance	50		50		53
Non-controlling Interest - Redeemable Partnership Units | Unrealized Actuarial (Losses) Gains
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	0		(1)
Other comprehensive income (loss)	3		(1)
Issue of equity			2
Other items			0
Ending balance	3		0		(1)
Non-controlling Interest - Redeemable Partnership Units | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	423		473
Other comprehensive income (loss)	87		(22)
Issue of equity			(19)
Other items			(9)
Ending balance	510		423		473
Non-controlling interest— BIPC exchangeable shares and class A.2 exchangeable shares | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	195		118
Other comprehensive income (loss)	28		62
Issue of equity			19
Other items			(4)
Ending balance	223		195		118
Non-controlling interest— BIPC exchangeable shares and class A.2 exchangeable shares | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	257		186
Other comprehensive income (loss)	75		41
Issue of equity			30
Other items			0
Ending balance	332		257		186
Non-controlling interest— BIPC exchangeable shares and class A.2 exchangeable shares | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(424)		(415)
Other comprehensive income (loss)	(120)		55
Issue of equity			(64)
Other items			0
Ending balance	(544)		(424)		(415)
Non-controlling interest— BIPC exchangeable shares and class A.2 exchangeable shares | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	29		28
Other comprehensive income (loss)	7		(3)
Issue of equity			4
Other items			0
Ending balance	36		29		28
Non-controlling interest— BIPC exchangeable shares and class A.2 exchangeable shares | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	10		20
Other comprehensive income (loss)	5		(14)
Issue of equity			4
Other items			0
Ending balance	15		10		20
Non-controlling interest— BIPC exchangeable shares and class A.2 exchangeable shares | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	35		30
Other comprehensive income (loss)	0		0
Issue of equity			5
Other items			0
Ending balance	35		35		30
Non-controlling interest— BIPC exchangeable shares and class A.2 exchangeable shares | Unrealized Actuarial (Losses) Gains
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(1)		1
Other comprehensive income (loss)	2		(1)
Issue of equity			(1)
Other items			0
Ending balance	1		(1)		1
Non-controlling interest— BIPC exchangeable shares and class A.2 exchangeable shares | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	289		268
Other comprehensive income (loss)	59		(16)
Issue of equity			41
Other items			(4)
Ending balance	348		289		268
Non-controlling Interest - Exchange LP Units, equity | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	9		6
Other comprehensive income (loss)	1		3
Issue of equity			0
Ending balance	10		9		6
Non-controlling Interest - Exchange LP Units, equity | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	12		11
Other comprehensive income (loss)	3		2
Issue of equity			(1)
Ending balance	15		12		11
Non-controlling Interest - Exchange LP Units, equity | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(18)		(28)
Other comprehensive income (loss)	(4)		1
Issue of equity			9
Ending balance	(22)		(18)		(28)
Non-controlling Interest - Exchange LP Units, equity | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	1		2
Other comprehensive income (loss)	0		0
Issue of equity			(1)
Ending balance	1		1		2
Non-controlling Interest - Exchange LP Units, equity | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	0		1
Other comprehensive income (loss)	0		(1)
Issue of equity			0
Ending balance	0		0		1
Non-controlling Interest - Exchange LP Units, equity | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	1		1
Other comprehensive income (loss)	0		0
Issue of equity			0
Ending balance	1		1		1
Non-controlling Interest - Exchange LP Units, equity | Unrealized Actuarial (Losses) Gains
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	0		0
Other comprehensive income (loss)	0		0
Issue of equity			0
Ending balance	0		0		0
Non-controlling Interest - Exchange LP Units, equity | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	13		19
Other comprehensive income (loss)	2		1
Issue of equity			(7)
Ending balance	$ 15		$ 13		$ 19

[1]	Refer to Note 28, Partnership Capital.
[2]	Refer to Note 28, Partnership Capital.
[3]	Refer to Note 7, Acquisition of Businesses
[4]	Refer to Note 28, Partnership Capital.